UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 8, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 131194



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109      939    16682 SH       SOLE                                      16682
Abbott Labs                    COM              002824100     1414    40177 SH       SOLE                                      40177
Albertsons Inc.                COM              013104104      881    28550 SH       SOLE                                      28550
American International Group   COM              026874107     5243    47879 SH       SOLE                                      47879
Automatic Data Processing      COM              053015103     3476    72038 SH       SOLE                                      72038
BP Amoco                       COM              055622104     2076    38981 SH       SOLE                                      38981
Bell Atlantic                  COM              077853109      939    15362 SH       SOLE                                      15362
Bell South                     COM              079860102      606    12920 SH       SOLE                                      12920
Bestfoods                      COM              08658u101     1941    41465 SH       SOLE                                      41465
Bristol Myers Squibb           COM              110122108     2298    39627 SH       SOLE                                      39627
Canon Inc. ADR                 COM              138006309     3039    70465 SH       SOLE                                      70465
Chevron Corp.                  COM              166751107      213     2300 SH       SOLE                                       2300
Cisco Systems                  COM              17275R102     3151    40755 SH       SOLE                                      40755
Coca-Cola                      COM              191216100     3401    72456 SH       SOLE                                      72456
Compass Bancshares Inc.        COM              20449H109    11162   559836 SH       SOLE                                     559836
Dell Computer                  COM              247025109     2378    44089 SH       SOLE                                      44089
Donaldson Co.                  COM              257651109     2492   110433 SH       SOLE                                     110433
Dover Corp.                    COM              260003108     3632    75870 SH       SOLE                                      75870
Dupont de Nemours              COM              263534109     1820    34374 SH       SOLE                                      34374
Echelon                        COM              27874n105      380     5800 SH       SOLE                                       5800
Emerson Electric               COM              291011104     2646    49815 SH       SOLE                                      49815
Exxon Mobil                    COM              30231G102     2802    35920 SH       SOLE                                      35920
General Electric               COM              369604103      885     5689 SH       SOLE                                       5689
H J Heinz Co.                  COM              423074103     1346    38592 SH       SOLE                                      38592
Hershey Foods                  COM              427866108     1299    26645 SH       SOLE                                      26645
Hewlett Packard                COM              428236103      530     3995 SH       SOLE                                       3995
Illinois Tool Works            COM              452308109     2811    50878 SH       SOLE                                      50878
Intel Corp.                    COM              458140100      291     2205 SH       SOLE                                       2205
Johnson & Johnson              COM              478160104     3031    43139 SH       SOLE                                      43139
Looksmart                      COM              543442107      251     5700 SH       SOLE                                       5700
Lucent Technologies            COM              549463107     2246    36230 SH       SOLE                                      36230
Media One Group                COM              58440J104      348     4296 SH       SOLE                                       4296
Merck                          COM              589331107     3383    54454 SH       SOLE                                      54454
Microsoft Corp                 COM              594918104     9216    86741 SH       SOLE                                      86741
Molex Inc.                     COM              608554101     4858    82688 SH       SOLE                                      82688
Nordson Corp.                  COM              655663102     1751    38015 SH       SOLE                                      38015
North American Technology Grou COM              657193108       64    30000 SH       SOLE                                      30000
Oracle Corp.                   COM              68389x105      574     7349 SH       SOLE                                       7349
Proctor & Gamble               COM              742718109     2139    37696 SH       SOLE                                      37696
Reuters Group PLC              COM              76132m102     3223    26998 SH       SOLE                                      26998
Royal Dutch                    COM              780257804     2516    43518 SH       SOLE                                      43518
SBC Communications             COM              78387G103     3529    83775 SH       SOLE                                      83775
Sabine Royalty Trust UBI       COM              785688102      118    10000 SH       SOLE                                      10000
San Juan Basin Royalty Trust   COM              798241105     6126   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     3464    93000 SH       SOLE                                      93000
Schlumberger Ltd               COM              806857108     3106    40602 SH       SOLE                                      40602
Sigma-Aldrich                  COM              826552101     1579    58750 SH       SOLE                                      58750
Sun Microsystems               COM              866810104      257     2738 SH       SOLE                                       2738
Sysco Corp.                    COM              871829107     2206    61065 SH       SOLE                                      61065
Telefonica de Espana           COM              879382208     1248    16785 SH       SOLE                                      16785
Transocean Sedco Forex         COM              G90078109      329     6418 SH       SOLE                                       6418
U.S. West Communications       COM              91273h101      320     4412 SH       SOLE                                       4412
Unilever N.V.                  COM              904784709     1595    33142 SH       SOLE                                      33142
Vodafone Airtouch              COM              92857t107     1388    24975 SH       SOLE                                      24975
W.W. Grainger                  COM              384802104     2702    49810 SH       SOLE                                      49810
Wal-Mart Stores                COM              931142103     1523    26962 SH       SOLE                                      26962
Weyerhaeuser                   COM              962166104     1292    22670 SH       SOLE                                      22670
Willamette                     COM              969133107     1783    44430 SH       SOLE                                      44430
Worthington Industries         COM              981811102      939    75905 SH       SOLE                                      75905